Note 28 - Provisions (Details Textual) - Provision for decommissioning, restoration and rehabilitation costs for Blanket mine [member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Major assumptions made concerning future events, other provisions, discount rate	4.14%	1.94%
Major assumptions made concerning future events, other Provisions, inflation rate	2.40%	2.26%
Other provisions, undiscounted cash flows	$ 3,137	$ 3,087